Software technology development costs (Tables)	3 Months Ended
Mar. 31, 2026
Research and Development [Abstract]
Schedule of Expense of Development Costs

	March 31, 2026	March 31, 2025
Opening total software technology development costs	$24,059,802	$19,500,575

Software technology development during the period	1,109,707	850,885
Closing total software technology development costs	$25,169,509	$20,351,460